Investment Securities - Schedule of Amortized Cost Estimated Fair Value and Weighted Average Yields for Available for Sale Debt Securities (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Investments, Debt and Equity Securities [Abstract]
Within one year or less, Amortized Cost	$ 18,240
One through five years, Amortized Cost	128,626
After five through ten years, Amortized Cost	88,997
Over ten years, Amortized Cost	34,170
Total, Amortized cost	270,033
Within one year or less, Fair Value	17,347
One through five years, Fair Value	121,178
After five through ten years, Fair Value	81,772
Over ten years, Fair Value	28,899
Total, Fair Value	$ 249,196